Significant Accounting Policies (Commitments Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Purchases of premises and equipment	$ 4,789	$ 1,817